Goldman Sachs Short-Term Conservative Income Fund Expense Example - Class A Inst Inv R6 Shares [Member] - Goldman Sachs Short-Term Conservative Income Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	693
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	176
Expense Example, with Redemption, 10 Years	409
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	221
Expense Example, with Redemption, 10 Years	509
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	94
Expense Example, with Redemption, 5 Years	171
Expense Example, with Redemption, 10 Years	$ 397